Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Summary of Decommissioning Provision	The aggregate carrying amount of the obligation is:
	2018	2017
Decommissioning Liabilities, Beginning of Year	1,029	1,847
Liabilities Incurred	8	20
Liabilities Acquired (Note 9) (1)	-	944
Liabilities Settled	(44)	(70)
Liabilities Disposed (1)	(30)	(139)
Transfers (to) from Liabilities Related to Assets Held for Sale (Note 11)	149	(1,621)
Change in Estimated Future Cash Flows	(136)	(155)
Change in Discount Rate	(165)	76
Unwinding of Discount on Decommissioning Liabilities	63	128
Foreign Currency Translation	1	(1)
Decommissioning Liabilities, End of Year	875	1,029
(1)	In connection with the Acquisition, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and reacquired it at fair value as required by IFRS.

Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities

Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

	2018		2017
As at December 31,	Credit-Adjusted Risk-Free Rate	Inflation Rate	Credit-Adjusted Risk-Free Rate	Inflation Rate
One Percent Increase	(138)	196	(98)	197
One Percent Decrease	188	(145)	192	(103)